UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Triage Capital LF Group, LLC

Address:  401 City Avenue
          Suite 800
          Bala Cynwyd, Pennsylvania 19004

13F File Number: 28-11155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Leon Frenkel
Title:    Managing Member
Phone:    (610) 668-0404

Signature, Place and Date of Signing:


/s/ Leon Frenkel            Bala Cynwyd, Pennsylvania       February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       21

Form 13F Information Table Value Total:  $40,676
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number                 Name

              28-
----          -------------------               ------------------------------

                                                     FORM 13F INFORMATION TABLE
                               TITLE OF                VALUE      SHRS OR   SH/  PUT/  INVSTMT  OTHR      VOTING AUTHORITY
           ISSUER               CLASS       CUSIP     (X1000)     PRN AMT   PRN  CALL  DISCRTN  MGRS     SOLE SHARED  NONE
           ------               -----       -----     -------     -------   ---  ----  -------  ----     ---- ------  ----
ALPHA NATURAL RESOURCES INC      COM      02076X102       878      45,700   SH         SOLE     NONE      45,700
CALPINE CORP.                    COM      131347106        43     205,000   SH         SOLE     NONE     205,000
CORE MARK HOLDING CO, INC        COM      218681104       808      25,459   SH         SOLE     NONE      25,459
DELTA AIRLINES INC. DEL          COM      247361108        90     120,000   SH         SOLE     NONE     120,000
HAWAIIAN HOLDINGS INC            COM      419879101       852     213,415   SH         SOLE     NONE     213,415
IONTRON INC                      COM      462070103     1,928     190,695   SH         SOLE     NONE     190,695
JAMES RIVER COAL CO            COM NEW    470355207     3,132      82,000   SH         SOLE     NONE      82,000
LINENS N THINGS INC              COM      535679104       266      10,000   SH         SOLE     NONE      10,000
MCDERMOTT INTL INC               COM      580037109     4,202      94,200   SH         SOLE     NONE      94,200
MPOWER HOLDING CORP            COM NEW    62473L309     1,656   1,200,000   SH         SOLE     NONE   1,200,000
NETWOLVES CORP                   COM      64120V102       115     426,468   SH         SOLE     NONE     426,468
OCCIDENTAL PET CORP DEL          COM      674599105     3,866      48,400   SH         SOLE     NONE      48,400
OREGON STEEL MLS INC             COM      686079104       335      11,400   SH         SOLE     NONE      11,400
PIONEER NAT RES CO               COM      723787107     3,731      72,770   SH         SOLE     NONE      72,770
REFCO INC.                       COM      75866G109       111     251,500   SH         SOLE     NONE     251,500
TRICO MARINE SERVICES INC      COM NEW    896106200     6,060     233,064   SH         SOLE     NONE     233,064
TXU CORP                         COM      873168108     2,298      45,780   SH         SOLE     NONE      45,780
VALERO ENERGY CORP NEW           COM      91913Y100     2,100      40,700   SH         SOLE     NONE      40,700
WALTER INDS INC                  COM      93317Q105     5,439     109,390   SH         SOLE     NONE     109,390
WESTERN GAS RES, INC             COM      958259103     2,152      45,700   SH         SOLE     NONE      45,700
WORLDGATE COMMUNICATIONS INC     COM      98156L307       614     298,250   SH         SOLE     NONE     298,250
                                                       40,433

SK 03108 0006 640600